As filed with the Securities and Exchange Commission on September 29, 2016

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  October 31, 2016

Date of reporting period:  July 31, 2016

Item 1. Schedules of Investments.
Edgar Lomax Value Fund
Schedule of Investments
July 31, 2016 (Unaudited)

Shares	COMMON STOCKS - 98.31%	Value
	Beverage and Tobacco Product Manufacturing - 0.84%
4,050	Altria Group, Inc.	$274,185
8,500	Coca-Cola Co.	370,855
		645,040
	Broadcasting (except Internet) - 0.39%
4,500	Comcast Corp. - Class A	302,625
	Chemical Manufacturing - 14.03%
6,200	AbbVie, Inc.	410,626
47,100	Dow Chemical Co.	2,527,857
11,300	Gilead Sciences, Inc.	898,011
62,100	Merck & Co., Inc.	3,642,786
90,302	Pfizer, Inc.	3,331,241
		10,810,521
	Computer and Electronic Product Manufacturing - 6.86%
76,500	Cisco Systems, Inc.	2,335,545
28,600	Intel Corp.	996,996
7,300	QUALCOMM, Inc.	456,834
10,700	Raytheon Co.	1,492,971
		5,282,346
	Couriers and Messengers - 0.53%
3,800	United Parcel Service, Inc. - Class B	410,780
	Credit Intermediation and Related Activities - 5.87%
27,700	Bank of New York Mellon Corp.	1,091,380
10,100	Capital One Financial Corp.	677,508
17,300	JPMorgan Chase & Co.	1,106,681
34,400	Wells Fargo & Co.	1,650,168
		4,525,737
	Electrical Equipment, Appliance, and Component Manufacturing - 1.66%
22,900	Emerson Electric Co.	1,280,110
	Food Manufacturing - 1.70%
29,700	Mondelez International, Inc. - Class A	1,306,206
	Food Services and Drinking Places - 0.47%
3,100	McDonald's Corp.	364,715
	General Merchandise Stores - 8.36%
35,100	Target Corp.	2,644,083
52,000	Wal-Mart Stores, Inc.	3,794,440
		6,438,523
	Insurance Carriers and Related Activities - 10.50%
47,000	Allstate Corp.	3,211,510
18,400	American International Group, Inc.	1,001,696
7,600	MetLife, Inc.	324,824
24,800	UnitedHealth Group, Inc.	3,551,360
		8,089,390
	Machinery Manufacturing - 4.41%
26,800	Caterpillar, Inc.	2,217,968
11,700	General Electric Co.	364,338
7,600	United Technologies Corp.	818,140
		3,400,446
	Merchant Wholesalers, Non-Durable Goods - 2.56%
23,000	Procter & Gamble Co.	1,968,570

	Miscellaneous Manufacturing - 1.11%
4,800	3M Co.	856,128
	Oil and Gas Extraction - 1.54%
20,500	Devon Energy Corp.	784,740
5,400	Occidental Petroleum Corp.	403,542
		1,188,282
	Petroleum and Coal Products Manufacturing - 8.64%
28,400	Chevron Corp.	2,910,432
42,100	Exxon Mobil Corp.	3,744,795
		6,655,227
	Professional, Scientific, and Technical Services - 3.21%
7,000	Amgen, Inc.	1,204,210
7,900	International Business Machines Corp.	1,268,898
		2,473,108
	Rail Transportation - 2.03%
7,800	Norfolk Southern Corp.	700,284
9,300	Union Pacific Corp.	865,365
		1,565,649
	Real Estate - 0.56%
1,900	Simon Property Group, Inc.	431,376
	Support Activities for Mining - 1.63%
7,800	ConocoPhillips	318,396
21,400	Halliburton Co.	934,324
		1,252,720
	Telecommunications - 5.55%
10,600	AT&T, Inc.	458,874
68,900	Verizon Communications, Inc.	3,817,749
		4,276,623
	Transportation Equipment Manufacturing - 8.06%
6,700	Boeing Co.	895,522
25,900	Ford Motor Co.	327,894
13,600	General Dynamics Corp.	1,997,704
18,200	General Motors Co.	574,028
11,000	Honeywell International, Inc.	1,279,630
4,500	Lockheed Martin Corp.	1,137,285
		6,212,063
	Utilities - 7.80%
106,500	Exelon Corp.	3,970,320
24,400	Kinder Morgan, Inc.	496,052
28,800	Southern Co.	1,540,800
		6,007,172

	TOTAL COMMON STOCKS (Cost $68,726,033)	75,743,357

Shares	MONEY MARKET FUNDS - 5.22%	Value
194,079	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.25% (a)	194,079
3,829,895	Invesco STIT-Treasury Portfolio - Institutional Class, 0.23% (a)	3,829,895
	TOTAL MONEY MARKET FUNDS (Cost $4,023,974)	4,023,974

	Total Investments in Securities (Cost $72,750,007) - 103.53%	79,767,331
	Liabilities in Excess of Other Assets - (3.53)%	(2,718,088)
	TOTAL NET ASSETS - 100.00%	$77,049,243

	(a) Rate shown is the 7-day annualized yield as of July 31, 2016.

Edgar Lomax Value Fund
Notes to Schedule of Investments
July 31, 2016 (Unaudited)

Note 1 – Securities Valuation

The Edgar Lomax Value Fund’s (the “Fund”) investments are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).
Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.
Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.
The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.
Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of July 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$364,715	$-	$-	$364,715
Finance and Insurance	13,046,503	-	-	13,046,503
Information	4,579,248	-	-	4,579,248
Manufacturing	36,448,087	-	-	36,448,087
Mining, Quarrying, and Oil and Gas Extraction	2,441,002	-	-	2,441,002
Professional, Scientific, and Technical Services	2,473,108	-	-	2,473,108
Retail Trade	6,438,523	-	-	6,438,523
Transportation and Warehousing	1,976,429	-	-	1,976,429
Utilities	6,007,172	-	-	6,007,172
Wholesale Trade	1,968,570	-	-	1,968,570
Total Common Stocks	75,743,357	-	-	75,743,357
Money Market Funds	4,023,974	-	-	4,023,974
Total Investments in Securities	$79,767,331	$-	$-	$79,767,331

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at July 31, 2016, the end of the reporting period.  The Fund recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the period ended July 31, 2016.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at July 31, 2016 was as follows*:

Cost of investments	$72,799,289

Gross unrealized appreciation	8,809,495
Gross unrealized depreciation	(1,841,453)
Net unrealized appreciation	$6,968,042

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.
(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
                                            Douglas G. Hess, President

Date  9/27/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President

Date  9/27/2016

By (Signature and Title)* /s/ Cheryl L. King
                                              Cheryl L. King, Treasurer

Date  9/27/2016

* Print the name and title of each signing officer under his or her signature.